CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2023
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of reconciliation of cash, cash equivalents, and restricted cash

	As of
	December 31, 2022	June 30, 2023
	$	$
		Unaudited
Cash and cash equivalents	3,276	6,913
Restricted cash (Note i)	4,320	5,490
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	7,596	12,403